Income Taxes - Schedule of Significant Components of Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 336,444	$ 230,866
Operating lease liabilities	29,206	29,340
Share-based compensation	19,473	16,876
Research and development credits	35,416	25,538
Accruals and other	18,610	15,347
Gross deferred tax assets	439,149	317,967
Valuation allowance	(266,448)	(141,101)	$ (148,426)	$ (77,644)
Total deferred tax assets	172,701	176,866
Deferred tax liabilities:
Depreciation	(3,555)	(4,951)
Amortization	(86,081)	(95,819)
Operating lease ROU assets	(25,546)	(26,121)
Servicing rights	(47,585)	(41,556)
Securitization investments	(9,323)	(7,268)
Other	(2,398)	(1,734)
Total deferred tax liabilities	(174,488)	(177,449)
Net deferred tax liabilities	$ (1,787)	$ (583)